Label	Element	Value
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)